Taxation - Gross Movement on the Deferred Income Tax Account (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset), beginning balance	$ (292,656)	$ (255,527)
Exchange differences	69,707	(30,187)
Changes of fair value valuation for farmlands	(62,988)	25,307	$ (9,953)
Acquisition of subsidiary (Note 21)	0	(1,562)
Disposal of farmland	10,492	0
Others	632	(1,247)
Tax credit relating to cash flow hedge	(8,498)	(7,337)	(2,526)
Income tax expense	(83,243)	(22,103)	(39,499)
Deferred tax liability (asset), ending balance	(366,554)	(292,656)	(255,527)
Gains (losses) before income tax of cash flow hedge	7,319	15,621	46,145
Reclassification from equity to income statement	$ 49,737	$ 40,388	$ 26,031